Subsequent events	6 Months Ended
Mar. 31, 2026
Subsequent events
Subsequent events

Note 20 — Subsequent events

Management has reviewed events occurring through the date the unaudited condensed consolidated financial statements were issued and, except as disclosed elsewhere in the unaudited condensed consolidated financial statements, no subsequent events occurred that require accrual or disclosure, except for:

1.

On June 15, 2026, the Company completed an exercise price adjustment to the outstanding Series A warrant pursuant to the provisions of such warrants. Following such exercise price adjustment, there are 1,304,689 Series A warrants outstanding, each exercisable at $1.3742 per share.

2.

On June 16, 2026, the Company entered into a securities purchase agreement with certain investors, pursuant to which the Company agreed to issue and sell to such purchasers, in a registered direct offering, an aggregate of 16,571,429 Class A ordinary shares, at an offering price of $0.35 per share, for gross proceeds of $5.8 million before deducting offering expenses. The offering closed on June 17, 2026.

3.

On June 29, 2026, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Aegis Capital Corp., as the sole underwriter (the “Underwriter”), pursuant to which the Company agreed to issue and sell to the Underwriter, in a underwritten public shelf takedown offering, an aggregate of 7,000,000 Class A ordinary shares and pre-funded warrants to purchase 5,000,000 ordinary shares (the “Pre-Funded Warrant”). Gross proceeds to the Company were approximately $3.0 million, before deducting underwriting fees and other offering expenses payable by the Company. The offering closed on June 30, 2026.

4.

The Company entered into an exchange agreement with Atlas Sciences, LLC on April 13, 2026, August 11, 2026, August 14, 2026, and August 17, 2026, respectively. Pursuant to each agreement, the parties agreed to partition a new promissory note (each, a “New Note”) from the promissory note the Company issued to Atlas Sciences on July 30, 2024, in the original principal amount of $5,355,000, and to exchange each partitioned New Note for the Company’s Class A Ordinary Shares. Pursuant to the agreements, the Company exchanged: (i) a partitioned New Note in the principal amount of $50,000 for the issuance of 51,313 shares on April 16, 2026, (ii) a New Note in the principal amount of $200,000 for the issuance of 1,581,027 shares on August 12, 2026, (iii) a New Note in the principal amount of $175,000 for the issuance 1,649,387 shares on August 14, 2026, and (iv) a New Note in the principal amount of $180,000 for the issuance 1,757,812 shares on August 17, 2026.